Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
September 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—85.2%
		Communication Services—5.2%
152,422	[1]	CarGurus, Inc.	$ 4,577,233
5,664		Electronic Arts, Inc.	812,444
39,262	[1]	Live Nation Entertainment, Inc.	4,298,796
10,052	[1]	Madison Square Garden Spinco	427,511
105,591	[1]	Pinterest, Inc.	3,417,981
98,248	[1]	ROBLOX Corp.	4,348,456
35,462	[1]	Spotify Technology SA	13,068,811
19,934	[1]	Yelp, Inc.	699,285
201,393	[1]	ZoomInfo Technologies, Inc.	2,078,376
		TOTAL	33,728,893
		Consumer Discretionary—10.1%
114,957		Advance Auto Parts, Inc.	4,482,173
14,100	[1]	Birkenstock Holding Ltd.	694,989
27,108	[1]	Carvana Co.	4,719,774
57,050	[1]	Cava Group, Inc.	7,065,642
31,994	[1]	DoorDash, Inc.	4,566,504
19,538	[1]	Duolingo, Inc.	5,510,107
29,557	[1]	Expedia Group, Inc.	4,375,027
26,980		Ford Motor Co.	284,909
115,250		Gap (The), Inc.	2,541,263
28,599		General Motors Co.	1,282,379
748		Murphy USA, Inc.	368,667
30,038		PVH Corp.	3,028,732
60,304	[1]	Revolve Group, Inc.	1,494,333
17,522		Royal Caribbean Cruises Ltd.	3,107,702
75,818	[1]	SharkNinja, Inc.	8,242,175
83,551	[1]	Stitch Fix, Inc.	235,614
3,547	[1]	Ulta Beauty, Inc.	1,380,209
161,711	[1]	Under Armour, Inc., Class A	1,440,845
39,152		V.F. Corp.	781,082
22,318		Wingstop, Inc.	9,286,073
13,065		Wynn Resorts Ltd.	1,252,672
		TOTAL	66,140,871
		Consumer Staples—5.1%
18,777		Albertsons Cos., Inc.	346,999
14,063	[1]	Bellring Brands, Inc.	853,905
7,966		Bunge Global S.A.	769,834
12,578		Colgate-Palmolive Co.	1,305,722
8,088		Costco Wholesale Corp.	7,170,174
39,749	[1]	Hain Celestial Group, Inc.	343,034
22,284		Kimberly-Clark Corp.	3,170,567
38,332		Kroger Co.	2,196,424
195,128	[1]	Maplebear, Inc.	7,949,515
17,977		Philip Morris International, Inc.	2,182,408
7,198	[1]	Post Holdings, Inc.	833,168
10,254		Spectrum Brands Holdings, Inc.	975,566

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
46,181	[1]	Sprouts Farmers Market, Inc.	$ 5,098,844
		TOTAL	33,196,160
		Energy—1.7%
7,550		Cheniere Energy, Inc.	1,357,792
27,253		CONSOL Energy, Inc.	2,852,027
15,620		Devon Energy Corp.	611,054
9,802		EOG Resources, Inc.	1,204,960
3,078		Marathon Petroleum Corp.	501,437
28,243	[1]	Oceaneering International, Inc.	702,403
18,741		SM Energy Co.	749,078
8,945		Targa Resources, Inc.	1,323,949
21,227		Weatherford International PLC	1,802,597
		TOTAL	11,105,297
		Financials—12.3%
8,632		Ally Financial, Inc.	307,213
22,356		Ameriprise Financial, Inc.	10,503,072
20,221	[1]	Arch Capital Group Ltd.	2,262,325
3,062		Assurant, Inc.	608,909
136,797		Bank of New York Mellon Corp.	9,830,232
19,928	[1]	Block, Inc.	1,337,767
1,958		Cboe Global Markets, Inc.	401,135
15,398	[1]	Coinbase Global, Inc.	2,743,462
104,451		Corebridge Financial, Inc.	3,045,791
7,438		Globe Life, Inc.	787,759
62,283	[1]	Green Dot Corp.	729,334
26,362		Interactive Brokers Group, Inc., Class A	3,673,808
146,175		Jackson Financial, Inc.	13,335,545
120,044	[1]	LendingClub Corp.	1,372,103
17,938	[1]	LendingTree.com, Inc.	1,040,942
32,213		Live Oak Bancshares, Inc.	1,525,930
38,233		Northern Trust Corp.	3,442,117
93,320	[1]	Open Lending Corp.	571,118
12,339	[1]	PayPal Holdings, Inc.	962,812
18,259		Principal Financial Group, Inc.	1,568,448
36,474		PROG Holdings, Inc.	1,768,624
3,712		Progressive Corp., OH	941,957
70,789		Prudential Financial, Inc.	8,572,548
29,030	[1]	Robinhood Markets, Inc.	679,883
37,950		State Street Corp.	3,357,437
217,525	[1]	StoneCo Ltd.	2,449,332
12,005		The Travelers Cos., Inc.	2,810,611
3,357	[1]	Triumph Financial, Inc.	267,016
		TOTAL	80,897,230
		Health Care—12.0%
67,615		AbbVie, Inc.	13,352,610
13,051	[1]	Agios Pharmaceuticals, Inc.	579,856
12,139	[1]	Align Technology, Inc.	3,087,190
14,532	[1]	Alnylam Pharmaceuticals, Inc.	3,996,736
16,046	[1]	Biogen, Inc.	3,110,357
4,202		Cardinal Health, Inc.	464,405
33,619	[1]	CareDx, Inc.	1,049,753
17,210		Cencora, Inc.	3,873,627

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
34,146	[1]	Centene Corp.	$ 2,570,511
51,705	[1]	Community Health Systems, Inc.	313,849
128,837	[1]	Elanco Animal Health, Inc.	1,892,616
2,101		Elevance Health, Inc.	1,092,520
40,108	[1]	Fulgent Genetics, Inc.	871,547
6,211		GE HealthCare Technologies, Inc.	582,902
82,757		Gilead Sciences, Inc.	6,938,347
25,388	[1]	Halozyme Therapeutics, Inc.	1,453,209
32,571	[1]	Illumina, Inc.	4,247,584
81,888	[1]	Incyte Genomics, Inc.	5,412,797
124,428	[1]	Inmode Ltd.	2,109,055
3,156	[1]	Insulet Corp.	734,559
16,203		Johnson & Johnson	2,625,858
2,584		McKesson Corp.	1,277,581
11,888		Merck & Co., Inc.	1,350,001
3,718	[1]	Molina Healthcare, Inc.	1,281,074
10,229	[1]	Myriad Genetics, Inc.	280,172
139,176	[1]	NeoGenomics, Inc.	2,052,846
48,979	[1]	Nevro Corp.	273,793
48,382	[1]	Novavax, Inc.	611,065
45,096	[1]	Omnicell, Inc.	1,966,186
72,503		Organon & Co.	1,386,982
23,877	[1]	Privia Health Group, Inc.	434,800
532	[1]	Regeneron Pharmaceuticals, Inc.	559,260
101,495	[1]	Teladoc Health, Inc.	931,724
18,016	[1]	Tenet Healthcare Corp.	2,994,259
3,748		The Cigna Group	1,298,457
2,594	[1]	Vertex Pharmaceuticals, Inc.	1,206,418
2,022		Zoetis, Inc.	395,058
		TOTAL	78,659,564
		Industrials—9.6%
34,537		Allison Transmission Holdings, Inc.	3,317,970
35,649	[1]	APi Group Corp.	1,177,130
15,086		Apogee Enterprises, Inc.	1,056,246
34,232	[1]	Astronics Corp.	666,839
4,092		Atkore, Inc.	346,756
28,928		Atmus Filtration Technologies, Inc.	1,085,668
6,666	[1]	Azek Co., Inc.	311,969
19,454	[1]	BlueLinx Holdings, Inc.	2,050,841
8,090		Caterpillar, Inc.	3,164,161
10,709	[1]	DXP Enterprises, Inc.	571,432
3,308		Eaton Corp. PLC	1,096,404
20,665	[1]	Fluence Energy, Inc.	469,302
7,659	[1]	GE Vernova, Inc.	1,952,892
8,421	[1]	Generac Holdings, Inc.	1,337,929
7,478	[1]	GMS, Inc.	677,282
14,207		Leidos Holdings, Inc.	2,315,741
14,011		Masco Corp.	1,176,083
16,890	[1]	Parsons Corp.	1,751,155
46,772		Paycom Software, Inc.	7,790,812
60,411		Pitney Bowes, Inc.	430,730
26,048	[1]	Proto Labs, Inc.	765,030

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,056		Rockwell Automation, Inc.	$ 283,494
36,246	[1]	SkyWest, Inc.	3,081,635
9,723		Trane Technologies PLC	3,779,622
2,066	[1]	TransDigm, Inc.	2,948,451
9,906	[1]	Uber Technologies, Inc.	744,535
7,163	[1]	United Airlines Holdings, Inc.	408,721
146,555		Veralto Corp.	16,393,642
12,714		Xylem, Inc.	1,716,771
		TOTAL	62,869,243
		Information Technology—20.3%
5,080		Applied Materials, Inc.	1,026,414
89,273	[1]	AppLovin Corp.	11,654,590
20,960	[1]	Arista Networks, Inc.	8,044,867
1,319	[1]	Autodesk, Inc.	363,358
34,055	[1]	Bill.Com Holdings, Inc.	1,796,742
27,379	[1]	Braze, Inc.	885,437
20,641		Clear Secure, Inc.	684,043
5,369	[1]	Crowdstrike Holdings, Inc.	1,505,843
53,594	[1]	Datadog, Inc.	6,166,526
6,776	[1]	DocuSign, Inc.	420,722
31,413	[1]	Enphase Energy, Inc.	3,550,297
1,804	[1]	EPAM Systems, Inc.	359,050
5,168	[1]	F5, Inc.	1,137,994
78,493	[1]	Fortinet, Inc.	6,087,132
33,851	[1]	Freshworks, Inc.	388,610
13,242	[1]	Gitlab, Inc.	682,493
102,378	[1]	GoDaddy, Inc.	16,050,823
18,038		HP, Inc.	647,023
5,410	[1]	HubSpot, Inc.	2,875,956
2,721		KLA Corp.	2,107,170
17,143	[1]	Kyndryl Holdings, Inc.	393,946
46,135	[1]	LiveRamp Holdings, Inc.	1,143,225
21,953		Micron Technology, Inc.	2,276,746
1,264		Motorola Solutions, Inc.	568,332
15,055		NetApp, Inc.	1,859,443
144,601	[1]	Nutanix, Inc.	8,567,609
25,900	[1]	Okta, Inc.	1,925,406
40,654	[1]	ON Semiconductor Corp.	2,951,887
10,501	[1]	Palantir Technologies, Inc.	390,637
4,289	[1]	Palo Alto Networks, Inc.	1,465,980
82,471		Pegasystems, Inc.	6,027,805
18,132	[1]	Procore Technologies, Inc.	1,119,107
18,526	[1]	Pure Storage, Inc.	930,746
52,517	[1]	Q2 Holdings, Inc.	4,189,281
10,396	[1]	Qorvo, Inc.	1,073,907
64,096		Qualcomm, Inc.	10,899,525
7,166	[1]	Qualys, Inc.	920,544
22,473	[1]	RingCentral, Inc.	710,821
2,279	[1]	ServiceNow, Inc.	2,038,315
16,984	[1]	Synaptics, Inc.	1,317,619
18,068		TD SYNNEX Corp.	2,169,605
101,120	[1]	Varonis Systems, Inc.	5,713,280

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
90,050	[1]	Zoom Video Communications, Inc.	$ 6,280,087
10,257	[1]	Zscaler, Inc.	1,753,332
		TOTAL	133,122,275
		Materials—4.1%
98,263	[1]	Axalta Coating Systems Ltd.	3,556,138
58,586		CRH PLC	5,433,266
56,519		FMC Corp.	3,726,863
13,587		Freeport-McMoRan, Inc.	678,263
32,171	[1]	Knife River Corp.	2,875,766
12,260		LyondellBasell Industries N.V.	1,175,734
142,343		Mosaic Co./The	3,811,945
15,254		Newmont Corp.	815,326
13,484		PPG Industries, Inc.	1,786,091
19,607		Steel Dynamics, Inc.	2,472,051
8,385	[1]	Summit Materials, Inc.	327,266
		TOTAL	26,658,709
		Real Estate—3.0%
4,651	[1]	CBRE Group, Inc.	578,956
165,959		Kilroy Realty Corp.	6,422,613
22,185		Macerich Co. (The)	404,654
84,941	[1]	Redfin Corp.	1,064,311
88,950		SL Green Realty Corp.	6,191,810
62,212		Vornado Realty Trust, LP	2,451,153
44,362	[1]	Zillow Group, Inc.	2,747,339
		TOTAL	19,860,836
		Utilities—1.8%
100,193		Vistra Corp.	11,876,878
		TOTAL COMMON STOCKS (IDENTIFIED COST $437,384,060)	558,115,956
		INVESTMENT COMPANY—10.7%
70,093,467		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[2] (IDENTIFIED COST $70,093,467)	70,093,467
		TOTAL INVESTMENT IN SECURITIES—95.9% (IDENTIFIED COST $507,477,527)	628,209,423
		OTHER ASSETS AND LIABILITIES - NET—4.1%[3]	26,942,453
		TOTAL NET ASSETS—100%	$655,151,876
SECURITIES SOLD SHORT—(78.4)%
Shares			Value
		Communication Services—(3.7)%
8,927		ATN International, Inc.	$ 288,699
10,240	[1]	Charter Communications, Inc.	3,318,579
36,194	[1]	E.W. Scripps Co.	81,256
166,087	[1]	Magnite, Inc.	2,300,305
15,027		Sinclair, Inc.	229,913
38,642	[1]	Take-Two Interactive Software, Inc.	5,939,662
95,500		TKO Group Holdings, Inc.	11,814,305
88,405	[1]	Vimeo Holdings, Inc.	446,445
		TOTAL	24,419,164
		Consumer Discretionary—(9.8)%
127,405	[1]	Caesars Entertainment Corp.	5,317,885
39,746	[1]	CarMax, Inc.	3,075,545

Shares			Value
		Consumer Discretionary—continued
45,938		Churchill Downs, Inc.	$ 6,211,277
14,650		D. R. Horton, Inc.	2,794,781
54,662	[1]	Dave & Buster’s Entertainment, Inc.	1,861,241
10,352	[1]	DraftKings, Inc.	405,798
5,968	[1]	Dutch Bros, Inc.	191,155
28,153	[1]	Five Below, Inc.	2,487,318
23,869	[1]	Floor & Decor Holdings, Inc.	2,963,814
21,623	[1]	Fox Factory Holding Corp.	897,355
37,404		Garmin Ltd.	6,584,226
18,899	[1]	G-III Apparel Group Ltd.	576,797
3,257	[1]	Grand Canyon Education, Inc.	462,005
7,009		Home Depot, Inc.	2,840,047
30,727		Lennar Corp., Class A	5,760,698
7,242		Lithia Motors, Inc.	2,300,349
37,265		LKQ Corp.	1,487,619
40,556		Nike, Inc., Class B	3,585,150
81,544	[1]	Rivian Automotive, Inc.	914,924
23,063		Starbucks Corp.	2,248,412
40,540	[1]	Tesla, Inc.	10,606,480
71,245	[1]	The RealReal, Inc.	223,709
8,797	[1]	Wayfair, Inc.	494,215
		TOTAL	64,290,800
		Consumer Staples—(4.0)%
29,630		Dollar General Corp.	2,505,809
23,262	[1]	Dollar Tree, Inc.	1,635,784
3,062	[1]	elf Beauty, Inc.	333,850
256,730		Lamb Weston Holdings, Inc.	16,620,700
4,731		Mondelez International, Inc.	348,533
9,931	[1]	Monster Beverage Corp.	518,100
24,464		Procter & Gamble Co.	4,237,165
		TOTAL	26,199,941
		Energy—(2.6)%
34,549	[1]	Antero Resources Corp.	989,829
7,226	[1]	DMC Global, Inc.	93,793
66,284	[1]	Enviva, Inc.	26,832
97,667		Exxon Mobil Corp.	11,448,526
21,336	[1]	Green Plains, Inc.	288,889
11,153		ONEOK, Inc.	1,016,373
27,510		Schlumberger Ltd.	1,154,044
62,165		Sitio Royalties Corp.	1,295,519
2,789		Valero Energy Corp.	376,599
		TOTAL	16,690,404
		Financials—(10.5)%
35,219		Aflac, Inc.	3,937,484
45,738		American Express Co.	12,404,146
4,612		Ameris Bancorp	287,743
7,093		Ares Management Corp.	1,105,373
14,166	[1]	Berkshire Hathaway, Inc., Class B	6,520,043
34,306		BGC Group, Inc.	314,929
85,540		Blackstone, Inc.	13,098,740
22,280		Cannae Holdings, Inc.	424,657
11,079		Capital One Financial Corp.	1,658,859
14,755		Charles Schwab Corp.	956,271

Shares			Value
		Financials—continued
57,580		Citigroup, Inc.	$ 3,604,508
12,229		Comerica, Inc.	732,639
2,841		Erie Indemnity Co.	1,533,629
10,671		Fidelity National Information Services, Inc.	893,696
15,634		First Interstate BancSystem, Inc., Class A	479,651
24,466		Glacier Bancorp, Inc.	1,118,096
1,546	[1]	GoHealth, Inc.	14,501
2,896		KKR & Co., Inc.	378,160
25,406		NASDAQ, Inc.	1,854,892
16,088	[1]	PRA Group, Inc.	359,728
159,845	[1]	Remitly Global, Inc.	2,140,324
15,451		SEI Investments Co.	1,069,055
9,835	[1]	StoneX Group, Inc.	805,290
19,921		U.S. Bancorp	910,987
238,374	[1]	Upstart Holdings, Inc.	9,537,344
1,227		Visa, Inc., Class A	337,364
17,601		Webster Financial Corp. Waterbury	820,365
6,340		Wells Fargo & Co.	358,147
10,884		Western Alliance Bancorp	941,357
		TOTAL	68,597,978
		Health Care—(10.3)%
76,579	[1]	10X Genomics, Inc.	1,729,154
94,834	[1]	Acadia Healthcare Co., Inc.	6,013,424
51,843	[1]	AdaptHealth Corp.	582,197
136,218	[1]	agilon health, Inc.	535,337
17,881	[1]	Akero Therapeutics, Inc.	513,006
134,212	[1]	Apellis Pharmaceuticals, Inc.	3,870,674
52,131	[1]	Arrowhead Pharmaceuticals, Inc.	1,009,777
43,941	[1]	Axsome Therapeutics, Inc.	3,948,978
41,916	[1]	Biohaven Ltd.	2,094,543
9,941		Bio-Techne Corp.	794,584
132,479	[1]	Bridgebio Pharma, Inc.	3,372,915
31,848	[1]	Cryoport, Inc.	258,287
24,773		CVS Health Corp.	1,557,726
31,389		Danaher Corp.	8,726,770
25,622	[1]	Dexcom, Inc.	1,717,699
4,799	[1]	Edwards Lifesciences Corp.	316,686
1,954		Eli Lilly & Co.	1,731,127
46,093	[1]	Exact Sciences Corp.	3,139,855
60,233	[1]	Guardant Health, Inc.	1,381,745
13,344	[1]	HealthEquity, Inc.	1,092,206
86,617	[1]	Heron Therapeutics, Inc.	172,368
1,768		Humana, Inc.	559,996
54,681	[1]	Immunovant, Inc.	1,558,955
11,496	[1]	Inspire Medical Systems, Inc.	2,426,231
31,056	[1]	Intellia Therapeutics, Inc.	638,201
923	[1]	Intuitive Surgical, Inc.	453,442
7,012	[1]	iRhythm Technologies, Inc.	520,571
56,397	[1]	Karyopharm Therapeutics, Inc.	46,809
50,321	[1]	Kodiak Sciences, Inc.	131,338
8,726	[1]	Madrigal Pharmaceuticals, Inc.	1,851,832
38,724	[1]	Masimo Corp.	5,163,071
48,423	[1]	Neogen Corp.	813,991

Shares			Value
		Health Care—continued
28,474	[1]	Outset Medical, Inc.	$ 19,277
43,624	[1]	PTC Therapeutics, Inc.	1,618,450
22,088	[1]	Repligen Corp.	3,287,136
38,427	[1]	Sotera Health Topco, Inc.	641,731
4,880	[1]	Ultragenyx Pharmaceutical, Inc.	271,084
34,661	[1]	Viking Therapeutics, Inc.	2,194,388
2,377		West Pharmaceutical Services, Inc.	713,480
		TOTAL	67,469,041
		Industrials—(8.6)%
3,073	[1]	Aerovironment, Inc.	616,136
82,735		Air Lease Corp.	3,747,068
21,978	[1]	Air Transport Services Group, Inc.	355,824
14,401	[1]	Ameresco, Inc.	546,374
52,067		Avis Budget Group, Inc.	4,560,549
76,516		Boeing Co.	11,633,493
24,516	[1]	Chart Industries, Inc.	3,043,416
50,214		Concentrix Corp.	2,573,467
157,554	[1]	Driven Brands Holdings, Inc.	2,248,296
10,014		Fastenal Co.	715,200
3,157	[1]	FTI Consulting, Inc.	718,407
3,296		Ingersoll-Rand, Inc.	323,535
5,146	[1]	Kirby Corp.	630,025
121,168		Knight-Swift Transportation Holdings, Inc.	6,537,014
10,852	[1]	Mastec, Inc.	1,335,881
18,378	[1]	Mercury Systems, Inc.	679,986
250,675	[1]	NEXTracker, Inc.	9,395,299
16,728		Old Dominion Freight Lines, Inc.	3,322,850
6,758	[1]	Saia, Inc.	2,955,003
11,540	[1]	Vicor Corp.	485,834
		TOTAL	56,423,657
		Information Technology—(19.5)%
40,023	[1]	Akamai Technologies, Inc.	4,040,322
109,887	[1]	Allegro MicroSystems, Inc.	2,560,367
18,492	[1]	Appian Corp.	631,317
36,645	[1]	Asana, Inc.	424,716
31,691	[1]	Aspen Technology, Inc.	7,568,445
23,710	[1]	Astera Labs, Inc.	1,242,167
4,139	[1]	Atlassian Corp. PLC	657,315
93,806		Broadcom, Inc.	16,181,535
14,530		Cisco Systems, Inc.	773,287
44,887	[1]	Cleanspark, Inc.	419,245
122,716	[1]	Confluent, Inc.	2,500,952
438,586	[1]	DoubleVerify Holdings, Inc.	7,385,788
27,199	[1]	Dynatrace Holdings LLC	1,454,330
30,118		Entegris, Inc.	3,389,178
17,657	[1]	Globalfoundries, Inc.	710,694
440,328		Intel Corp.	10,330,095
20,171	[1]	Lumentum Holdings, Inc.	1,278,438
38,088	[1]	MARA Holdings, Inc.	617,787
48,628		Marvell Technology, Inc.	3,507,051
37,608	[1]	MicroStrategy, Inc., Class A	6,340,709
51,306	[1]	MongoDB, Inc.	13,870,577
68,783	[1]	nCino, Inc.	2,172,855

Shares			Value
		Information Technology—continued
94,671		NVIDIA Corp.	$ 11,496,846
22,374	[1]	Par Technology Corp.	1,165,238
11,602	[1]	PTC, Inc.	2,096,017
4,821	[1]	Sitime Corp.	826,850
102,379	[1]	Sprout Social, Inc.	2,976,157
25,984	[1]	Super Micro Computer, Inc.	10,819,738
18,685		Ubiquiti Networks, Inc.	4,142,838
240,192	[1]	Unity Software, Inc.	5,433,143
11,128	[1]	Veeco Instruments, Inc.	368,671
35,354	[1]	ViaSat, Inc.	422,127
		TOTAL	127,804,795
		Materials—(3.2)%
51,909		Air Products & Chemicals, Inc.	15,455,386
62,636		Alcoa Corp.	2,416,497
5,912		Carpenter Technology Corp.	943,437
75,600	[1]	MP Materials Corp.	1,334,340
5,478		Quaker Chemical Corp.	922,988
		TOTAL	21,072,648
		Real Estate—(3.5)%
8,412		Digital Realty Trust, Inc.	1,361,314
1,364		Equinix, Inc.	1,210,727
70,687		Extra Space Storage, Inc.	12,737,091
184,263		Healthcare Realty Trust, Inc.	3,344,373
14,717	[1]	Howard Hughes Holdings, Inc.	1,139,537
11,016		ProLogis, Inc.	1,391,101
6,307		Realty Income Corp.	399,990
40,731		Weyerhaeuser Co.	1,379,152
		TOTAL	22,963,285
		Utilities—(2.7)%
9,927		Alliant Energy Corp.	602,470
8,977		Brookfield Renewable Corp.	293,189
54,226		Dominion Energy, Inc.	3,133,720
24,401		EverSource Energy	1,660,488
33,537		NextEra Energy, Inc.	2,834,883
6,562		NRG Energy, Inc.	597,798
3,807		Ormat Technologies, Inc.	292,911
24,934		Sempra Energy	2,085,230
60,363		Southern Co.	5,443,535
8,470		Southwest Gas Holdings, Inc.	624,747
		TOTAL	17,568,971
		Total Securities Sold Short (PROCEEDS $488,851,081)	$513,500,684
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$17,374,947	$—	$17,374,947
Purchases at Cost	$124,308,136	$260,897,341	$385,205,477
Proceeds from Sales	$(141,671,800)	$(190,803,874)	$(332,475,674)
Change in Unrealized Appreciation/Depreciation	$(2,926)	$—	$(2,926)
Net Realized Gain/(Loss)	$(8,357)	$—	$(8,357)
Value as of 9/30/2024	$—	$70,093,467	$70,093,467
Shares Held as of 9/30/2024	—	70,093,467	70,093,467
Dividend Income	$443,668	$813,049	$1,256,717

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”)
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.